Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2022
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Classification of Financial Assets and Liabilities	The following table summarizes the classification of the Company’s financial assets and liabilities:

(in thousands)	Note	June 30 2022	December 31 2021

Financial assets
Financial assets mandatorily measured at FVTNE 1
Cash and cash equivalents	23	$448,626	$226,045
Trade receivables from provisional concentrate sales, net of fair value adjustment	6, 11	525	1,716
Long-term investments- warrants held		696	1,536
Convertible note receivable	15	-	17,086
Investments in equity instruments designated at FVTOCI 1
Long-term investments- common shares held	16	60,103	59,941
Financial assets measured at amortized cost
Non-revolving term loan	15, 25	-	816
Trade receivables from sales of cobalt	11	12,632	9,488
Other accounts receivable	11	393	373

Total financial assets		$522,975	$317,001

Financial liabilities
Financial liabilities at amortized cost
Accounts payable and accrued liabilities		9,546	13,935
Pension liability		3,066	2,685

Total financial liabilities		$12,612	$16,620

1)	FVTNE refers to Fair Value Through Net Earnings, FVTOCI refers to Fair Value Through Other Comprehensive Income

Maximum Exposure to Credit Risk Related to Financial Assets
The Company’s maximum exposure to credit risk related to its financial assets is as follows:

(in thousands)	Note	June 30 2022	December 31 2021
Cash and cash equivalents	23	$448,626	$226,045
Trade receivables from provisional concentrate sales, net of fair value adjustment	11	525	1,716
Trade receivables from sales of cobalt	11	12,632	9,488
Other accounts receivables	11	393	373
Non-revolving term loan	15, 25	-	816
Convertible notes receivable	15	-	17,086

Maximum exposure to credit risk related to financial assets		$462,176	$255,524

Timing Associated with Remaining Contractual Payments Relating to Financial Liabilities	The table includes both interest and principal cash flows.

As at June 30, 2022

(in thousands)	2022		2023 - 2024		2025 - 2026		After 2026		Total

Non-derivative financial liabilities
Accounts payable and accrued liabilities	$	9,546	$	-	$	-	$	-	$9,546
Performance share units 1		165		15,844		497		-	16,506
Total	$	9,711	$	15,844	$	497	$	-	$26,052

1)	Assumes a weighted average performance factor of 189% (see Note 21.1).

Summary of Carrying Amounts of Canadian Dollar Denominated Monetary Assets and Monetary Liabilities	The carrying amounts of the Company’s Canadian dollar denominated monetary assets and monetary liabilities at the end of the reporting period are as follows:

(in thousands)	June 30 2022	December 31 2021

Monetary assets
Cash and cash equivalents	$1,020	$1,567
Accounts receivable	91	155
Long-term investments - common shares held	59,678	59,517
Long-term investments - warrants held	696	1,536
Convertible note receivable	-	17,086
Non-revolving term loan	-	816
Other long-term assets	3,477	3,534

Total Canadian dollar denominated monetary assets	$64,962	$84,211

Monetary liabilities
Accounts payable and accrued liabilities	$5,976	$9,001
Performance share units	13,200	21,079
Lease liability	1,638	1,919
Pension liability	3,066	2,685

Total Canadian dollar denominated monetary liabilities	$23,880	$34,684

Summary of Sensitivity to 10% Increase or Decrease in Canadian Dollar
The following tables detail the Company’s sensitivity to a 10% increase or decrease in the Canadian dollar relative to the United States dollar, representing the sensitivity used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in exchange rates.

	As at June 30, 2022
	Change in Canadian Dollar
(in thousands)	10% Increase	10% Decrease

Increase (decrease) in net earnings	$(1,859)	$1,859
Increase (decrease) in other comprehensive income	5,968	(5,968)

Increase (decrease) in total comprehensive income	$4,109	$(4,109)

	As at December 31, 2021
	Change in Canadian Dollar
(in thousands)	10% Increase	10% Decrease

Increase (decrease) in net earnings	$(999)	$999
Increase (decrease) in other comprehensive income	5,952	(5,952)

Increase (decrease) in total comprehensive income	$4,953	$(4,953)

Summary of Financial Assets and Liabilities Measured at Fair Value by Level within Fair Value Hierarchy
The following table sets forth the Company’s financial assets and liabilities measured at fair value by level within the fair value hierarchy. As required by IFRS 13, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

		June 30, 2022

(in thousands)	Note	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	23	$448,626	$448,626	$-	$-
Trade receivables from provisional concentrate sales, net of fair value adjustment	11	525	-	525	-
Long-term investments - common shares held	16	60,103	60,103	-	-
Long-term investments - warrants held	16	696	-	696	-

		$509,950	$508,729	$1,221	$-

		December 31, 2021

(in thousands)	Note	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	23	$226,045	$226,045	$-	$-
Trade receivables from provisional concentrate sales, net of fair value adjustment	11	1,716	-	1,716	-
Long-term investments - common shares held	16	59,941	59,941	-	-
Long-term investments - warrants held	16	1,536	-	1,536	-
Kutcho Convertible Note	15	17,086	-	-	17,086

		$306,324	$285,986	$3,252	$17,086